FIRST HAWAII MUNICIPAL BOND FUND

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

Annual Report September 30, 2000

SHAREHOLDER LETTER

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Schedule of Investments

    First Hawaii Municipal Bond Fund

    First Hawaii Intermediate Municipal Fund

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes to Net Assets

    First Hawaii Municipal Bond Fund

    First Hawaii Intermediate Municipal Fund

Financial Highlights

    First Hawaii Municipal Bond Fund

    First Hawaii Intermediate Municipal Fund

Notes to Financial Statements

November 24, 2000

Dear Fellow Shareholder,

Tax-free investing provides more than an opportunity to generate State of Hawaii and federal tax-free income. Tax-free investing offers Hawaii investors a unique means of supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs, boost the local economy and improve the quality of life here in our islands.

As we begin our 13th year of operations, we are pleased to provide you with our Funds’ 2000 Annual Report.

The primary investment strategy of the First Hawaii Municipal Bond Fund’s investment manager was to invest in long-term investment grade Hawaii municipal bonds. The primary investment strategy of the First Hawaii Intermediate Municipal Fund’s investment manager was to invest in three to ten year investment grade Hawaii municipal bonds. There were a few primary factors that produced the past year’s performance. In particular, an expanding U.S. economy coupled with a tight labor market prompted the Federal Reserve Board to raise the discount rate four times during the Funds’ fiscal year. This action by the Federal Reserve Board depressed prices for certain fixed income securities. In addition, the Funds positions in hospital bonds adversely affected performance as the health care sector came under pricing pressure. This was partially offset by a strengthening Hawaii economy in which visitor arrivals, new construction and the housing market all showed improvement.

If you have any questions about this Annual Report or would like us to provide the Funds’ prospectus to your family or friends, please call us at 988-8088.

Thank you for your business as well as the many referrals. As always, we look forward to providing you with the high level of service that you have come to expect.

On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

Terrence K.H. Lee

President

  First Pacific Securities, Inc./Member SIPC
Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988—8088 for a free prospectus. Funds’ yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund are series of First Pacific Mutual Fund, Inc.

 The graph above compares the increase in value of a $10,000 investment in the First Hawaii Municipal Bond Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

The graph above compares the increase in value of a $10,000 investment in the First Hawaii Intermediate Municipal Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Shareholders

First Pacific Mutual Fund, Inc.

Honolulu, Hawaii

We have audited the accompanying statements of assets and liabilities of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund as of September 30, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania

October 25, 2000

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2000

Par Value				Value (Note 1)
HAWAII MUNICIPAL BONDS (96.21%)
	Hawaii County
		General Obligation Bonds (2.16%)
$100,000		6.800%,	12/1/01	$100,369
300,000		5.600%,	5/1/11	313,125
1,000,000		5.625%,	5/15/18	1,005,000
1,000,000		5.625%,	5/15/19	1,001,250
				2,419,744

	Hawaii State
		General Obligation Bonds (0.41%)
135,000		7.000%,	6/1/07	144,788
300,000		6.250%,	1/1/14	318,750
				463,538

		Airport Systems Revenue Bonds (4.00%)
150,000		5.800%,	7/1/01	151,554
345,000		6.300%,	7/1/01	349,440
385,000		6.900%,	7/1/12	438,419
200,000		7.000%,	7/1/07	207,174
175,000		7.000%,	7/1/10	181,316
510,000		7.000%,	7/1/18	525,943
1,460,000		7.000%,	7/1/20	1,507,170
1,080,000		6.750%,	7/1/21	1,110,691
				4,471,707

	Department of Budget & Finance
		Special Purpose Revenue Bonds
		Hawaiian Electric Company, Inc. (13.56%)
3,000,000		5.750%,	12/1/18	3,033,750
620,000		7.600%,	7/1/20	635,630
565,000		6.550%,	12/1/22	581,950
625,000		6.200%,	5/1/26	640,625
600,000		5.875%,	12/1/26	601,500
10,000,000		5.650%,	10/1/27	9,675,000
				15,168,455

		Citizens Utilities Company (4.09%)
4,500,000		6.600%,	7/1/22	4,572,951

		Kapiolani Health Care System (3.74%)
400,000		6.300%,	7/1/08	408,000
1,650,000		6.400%,	7/1/13	1,678,875
600,000		6.200%,	7/1/16	602,250
1,185,000		6.000%,	7/1/19	1,153,894
340,000		6.250%,	7/1/21	338,300
				4,181,319

		Kaiser Permanente (4.24%)
850,000		6.500%,	3/1/11	867,000
3,875,000		6.250%,	3/1/21	3,879,844
				4,746,844

		The Queen’s Health Systems (4.48%)
300,000		5.200%,	7/1/04	301,125
250,000		6.125%,	7/1/11	261,563
1,020,000		6.000%,	7/1/20	1,016,175
600,000		6.200%,	7/1/22	628,500
2,735,000		5.750%,	7/1/26	2,587,994
250,000		5.000%,	7/1/28	218,750
				5,014,107

		Pali Momi Medical Center Project (3.40%)
3,120,000		7.600%,	7/1/10	3,253,349
525,000		7.650%,	7/1/19	547,628
				3,800,977

		St. Francis Medical Center (2.54%)
2,765,000		6.500%,	7/1/22	2,837,581

		Wahiawa General Hospital (2.36%)
2,730,000		7.500%,	7/1/12	2,634,450

		Wilcox Hospital (1.89%)
250,000		4.800%,	7/1/04	235,938
500,000		4.900%,	7/1/05	467,500
700,000		5.250%,	7/1/13	609,875
845,000		5.350%,	7/1/18	709,800
115,000		5.500%,	7/1/28	93,150
				2,116,263
	Pali Momi Medical Center Project (3.40%)
3,120,000		7.600%,	7/1/10	3,253,349
525,000		7.650%,	7/1/19	547,628
				3,800,977

		St. Francis Medical Center (2.54%)
2,765,000		6.500%,	7/1/22	2,837,581

		Wahiawa General Hospital (2.36%)
2,730,000		7.500%,	7/1/12	2,634,450

		Wilcox Hospital (1.89%)
250,000		4.800%,	7/1/04	235,938
500,000		4.900%,	7/1/05	467,500
700,000		5.250%,	7/1/13	609,875
845,000		5.350%,	7/1/18	709,800
115,000		5.500%,	7/1/28	93,150
				2,116,263
5.600%,	7/1/14	1,016,250
1,100,000		5.000%,	7/1/16	1,043,625
				2,410,375

	Housing Authority Single Family
		Mortgage Purpose Revenue Bonds (7.83%)
400,000		7.000%,	7/1/11	412,768
100,000		5.700%,	7/1/13	102,000
510,000		6.900%,	7/1/16	525,881
210,000		6.750%,	7/1/20	215,659
540,000		7.100%,	7/1/24	555,147
2,235,000		5.900%,	7/1/27	2,246,175
2,250,000		5.900%,	7/1/27	2,261,250
20,000		7.800%,	7/1/29	20,181
2,500,000		5.750%,	7/1/30	2,415,625
				8,754,686

	Department of Hawaiian Homelands (2.32%)
1,355,000		4.100%,	7/1/07	1,258,456
1,465,000		4.250%,	7/1/09	1,340,475
				2,598,931

	Housing Authority Multi-Family
		Mortgage Revenue Bonds (3.75%)
200,000		4.80%	1/1/01	200,108
205,000		4.800%,	7/1/01	205,416
210,000		4.900%,	1/1/02	210,263
215,000		4.900%,	7/1/02	215,538
1,000,000		5.700%,	7/1/18	982,500
2,365,000		6.100%,	7/1/30	2,385,694
				4,199,519

	Kapolei State Office Building (1.30%)
1,000,000		5.000%,	5/1/16	941,250
555,000		5.000%,	5/1/18	514,762
				1,456,012

	Public Housing Authority Bonds (0.23%)
250,000		5.750%,	8/1/04	253,092

	University Faculty Housing (2.74%)
90,000		4.350%,	10/1/00	90,000
330,000		4.450%,	10/1/01	330,125
345,000		4.550%,	10/1/02	345,431
800,000		5.650%,	10/1/16	808,000
1,500,000		5.700%,	10/1/25	1,496,250
				3,069,806

	University of Hawaii - Revenue Bonds (0.54%)
100,000		5.450%,	10/1/06	102,750
500,000		5.700%,	10/1/17	503,125
				605,875

	Honolulu City & County
		Board of Water Supply (1.32%)
200,000		5.000%,	7/1/04	203,000
500,000		5.800%,	7/1/16	511,875
750,000		5.800%,	7/1/21	758,438
				1,473,313

		Waste & Water System (3.27%)
1,000,000		4.75%	7/1/18	892,500
1,000,000		5.250%,	7/1/18	962,500
2,000,000		5.000%,	7/1/23	1,797,500
				3,652,500

	General Obligation Bonds (4.57%)
100,000		7.300%,	7/1/03	107,000
375,000		6.700%,	8/1/05	385,654
200,000		7.350%,	7/1/06	226,500
300,000		6.900%,	12/1/06	304,134
820,000		6.700%,	8/1/08	843,296
985,000		6.700%,	8/1/09	1,012,984
525,000		6.700%,	8/1/10	539,915
725,000		6.700%,	8/1/11	745,597
105,000		5.500%,	9/1/16	111,038
930,000		5.000%,	4/1/24	834,675
				5,110,793
	Halawa Business Park (.83%)
170,000		6.300%,	10/15/00	170,075
370,000		6.500%,	10/15/02	381,100
365,000		6.600%,	10/15/03	380,969
				932,144

	Housing Authority Multi-Family
		Mortgage Revenue Bonds
		Hale Pauahi (0.39%)
415,000		6.800%,	7/1/28	439,900

		Waipahu Project (3.94%)
4,200,000		6.900%,	6/20/35	4,410,000

	Kauai County
		General Obligation Bonds (3.82%)
300,000		5.100%,	2/1/01	300,768
410,000		5.850%,	8/1/07	436,137
1,280,000		5.850%,	8/1/07	1,361,600
250,000		5.900%,	2/1/10	260,938
250,000		5.900%,	2/1/11	259,687
295,000		5.900%,	2/1/12	305,325
595,000		6.250%,	8/1/19	625,494
695,000		6.250%,	8/1/22	726,275
				4,276,224

	Housing Authority Paanau Project (1.43%)
1,725,000		7.250%,	4/1/12	1,604,250

	Maui County
		General Obligation Bonds (3.03%)
740,000		8.000%,	1/1/01	746,209
250,000		6.800%,	12/1/05	253,407
175,000		6.800%,	12/1/08	177,385
250,000		5.700%,	1/1/09	253,242
735,000		5.750%,	1/1/12	744,621
235,000		5.750%,	6/1/13	242,344
500,000		5.300%,	9/1/14	498,125
500,000		5.000%,	9/1/17	470,000
				3,385,333

		Water System Revenue (0.96%)
355,000		5.850%,	12/1/00	355,788
300,000		6.500%,	12/1/06	310,125
400,000		6.600%,	12/1/07	413,500
				1,079,413
		Total Hawaii Municipal Bonds		107,628,252

PUERTO RICO MUNICIPAL BONDS (2.34%)
	Puerto Rico Commonwealth
		General Obligation Bonds (0.33%)
250,000		6.250%,	7/1/10	260,000
100,000		6.250%,	7/1/10	104,625
				364,625

		Housing Finance Corp.
		Multi-Family Mortgage Revenue Bonds (0.49%)
165,000		7.500%,	10/1/15	167,878
375,000		7.500%,	4/1/22	381,322
				549,200

		Single-Family Mortgage Revenue Bonds (0.23%)
20,000		7.650%,	10/15/22	20,450
235,000		6.250%,	4/1/29	241,756
				262,206

		Industrial, Medical & Environmental Pollution Control
		Abbott Laboratories (0.27%)
300,000		6.500%,	7/1/09	301,527

		Hospital Auxilio Mutuo Obligation (0.42%)
440,000		6.250%,	7/1/24	458,700

	Public Building Authority
		Health Facilities & Services (0.60%)
665,000		5.750%,	7/1/15	676,637
	Total Puerto Rico Municipal Bonds			2,612,895

VIRGIN ISLANDS MUNICIPAL BONDS (.11%)
	Virgin Islands
		Public Finance Authority, Series A (0.11%)
100,000		7.300%,	10/1/18	120,500
		Total Virgin Islands Municipal Bonds		120,500

Total Investments (Cost $110,742,271) (a)		98.66%		110,361,647
Other Assets Less Liabilities		1.34%		1,502,391
Net Assets		100.00% —;—————		$111,864,038 ————————

	(a)	Aggregate cost for federal income tax purposes is $110,742,271.

At September 30, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Gross unrealized appreciation				$1,497,361
Gross unrealized depreciation				(1,877,985.00)
Net unrealized depreciation				$(380,624.00) —————————

See accompanying notes to financial statements.

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2000
HAWAII MUNICIPAL BONDS (92.20%)
	Hawaii County
	General Obligation Bonds (2.22%)
$100,000	6.800%,	12/1/01	$100,363

	Hawaii State
	General Obligation Bonds (5.76%)
100,000	5.500%,	7/1/01	100,742
150,000	5.900%,	10/1/06	159,375
			260,117

	Airport Systems Revenue Bonds (8.15%)
105,000	6.400%,	7/1/02	108,150
250,000	5.700%,	7/1/07	260,000
			368,150

	Department of Budget & Finance
	Special Purpose Revenue Bonds
	(Kapiolani Health Care Systems) (4.39%)
200,000	5.500%,	7/1/05	198,250

	(The Queen’s Health Systems) (4.44%)
200,000	5.200%,	7/1/04	200,750

	(St. Francis Medical Center) (4.53%)
200,000	6.000%,	7/1/02	204,750

	(Wilcox Hospital) (5.22%)
250,000	4.800%,	7/1/04	235,937

	Harbor Capital Improvements Revenue Bonds (4.52%)
100,000	5.650%,	7/1/02	101,750
100,000	5.850%,	7/1/02	102,375
			204,125

	Highway & Transportation Authority (6.18%)
275,000	5.000%,	7/1/06	279,469

	Housing Authority
	Single Family Mortgage Revenue Bonds (6.64%)
300,000	4.800%,	7/1/07	300,000

	University Faculty Housing (5.09%)
230,000	4.350%,	10/1/00	230,000

	University of Hawaii (4.09%)
	University Revenue Bonds
180,000	5.450%,	10/1/06	184,950

	Honolulu City & County
	Board of Water Supply (4.49%)
200,000	5.000%,	7/1/04	203,000

	General Obligation Bonds (2.23%)
100,000	5.000%,	10/1/02	101,000

	Halawa Business Park (4.43%)
200,000	6.300%,	10/15/00	200,080

	Kauai County
	General Obligation Bonds (4.41%)
100,000	4.400%,	8/1/03	99,625
100,000	4.550%,	8/1/05	99,625
			199,250

	Maui County
	General Obligation Bonds (10.84%)
190,000	8.000%,	1/1/01	191,575
300,000	4.650%,	3/1/07	298,500
			490,075

	Water System Revenue (4.57%)
100,000	6.600%,	12/1/07	103,375
100,000	6.700%,	12/1/11	103,500
			206,875
	Total Hawaii Municipal Bonds		4,167,141

PUERTO RICO MUNICIPAL BONDS (1.61%)
	Housing Finance Corp.
	Single Family Mortgage Revenue Bonds (1.61%)
70,000	6.150%,	8/1/03	72,538
	Total Puerto Rico Municipal Bonds		72,538

Total Investments (Cost $4,248,666) (a)		93.81%	4,239,679
Other Assets Less Liabilities		6.19%	279,707
Net Assets		100.00% ——————	$4,519,386 ————————

	(a)	Aggregate cost for federal income tax purposes is $4,248,666.

At September 30, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Gross unrealized appreciation			$29,556
Gross unrealized depreciation			(38,543.00)
Net unrealized depreciation			$(8,987.00) ———————

See accompanying notes to financial statements.

FIRST HAWAII MUNICIPAL BOND FUND

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000
	Municipal	Intermediate
	Bond	Municipal
	Fund	Fund
ASSETS
Investments at market value
(Identified cost $110,742,271 and $4,248,666,
respectively) (Note 1 (A))	$110,361,647	$4,239,679
Cash	1,217,487	212,412
Receivable for investment securities sold	3,001,598	-
Interest receivable	1,897,473	66,514
Subscriptions receivable	256,685	417
Other assets	19,004	5,959
Total assets	116,753,894	4,524,981

LIABILITIES
Payable for investment securities purchased	4,649,895	-
Distributions payable	173,288	3,737
Redemptions payable	20,725	-
Advisory fee payable	45,948	1,858
Total liabilities	4,889,856	5,595

NET ASSETS
(Applicable to 10,602,216 and 902,460 shares outstanding,
$.01 par value, 20,000,000 shares authorized)	$111,864,038 ———————	$4,519,386 ——————

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($111,864,038 10,602,216 shares)	$10.55 ————
($4,519,386 902,460 shares)		$5.01 ————

NET ASSETS
At September 30, 2000, net assets consisted of:
Paid-in capital	$112,594,056	$4,524,825
Accumulated net realized gain (loss) on investments	(349,394)	3,548
Net unrealized depreciation	(380,624)	(8,987)
	$111,864,038 ———————	$4,519,386 ———————

See accompanying notes to financial statements.

FIRST HAWAII MUNICIPAL BOND FUND

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2000

	Municipal	Intermediate
	Bond	Municipal
	Fund	Fund
INVESTMENT INCOME
Interest income	$6,470,919	$243,238

Expenses
Management fee (Note 2)	556,361	24,641
Distribution costs (Notes 2 and 3)	166,908	2,220
Transfer agent fees (Note 2)	70,255	3,121
Shareholder services (Note 2)	111,272	-
Administration fee (Note 2)	21,114	932
Accounting fees	53,310	1,467
Legal and audit fees	28,092	4,981
Printing	10,642	-
Miscellaneous	12,214	43
Portfolio pricing fee	33,227	1,470
Custodian fees	18,817	833
Insurance	5,564	985
Registration fees	5,384	1,213

Total expenses	1,093,160	41,906
Fee reductions (Note 4)	(86,228)	(3,813)

Net expenses	1,006,932	38,093

Net investment income	5,463,987	205,145

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from security transactions	(144,412)	3,548
Change in unrealized appreciation of investments	(1,325,003)	(39,066)

Net loss on investments	(1,469,415)	(35,518)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,994,572 ———————	$169,627 ———————

See accompanying notes to financial statements.

FIRST HAWAII MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2000 and 1999

		2000	1999
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income		$5,463,987	$5,730,819
Net realized gain (loss) on investments		(144,412)	26,191
Decrease in unrealized appreciation of investments		(1,325,003)	(5,909,543)
Net increase (decrease) in net assets
resulting from operations		3,994,572	(152,533)

Distributions to shareholders from:
Net investment income
($0.52 and $0.55 per share, respectively)		(5,463,987)	(5,730,819)

Capital share transactions (a)
Increase in net assets resulting from
capital share transactions		(3,115,471)	9,986,554
Total increase (decrease) in net assets		(4,584,886)	4,103,202

NET ASSETS
Beginning of year		116,448,924	112,345,722
End of year		$111,864,038 ————————	$116,448,924 ————————

(a) Summary of capital share activity follows:

	For the year ended		For the year ended
	September 30, 2000		September 30, 1999
	Shares	Value	Shares	Value
Shares sold	1,087,029	$11,358,822	1,881,327	$20,588,320
Shares issued on
reinvestment of distributions	348,781	3,649,264	356,643	3,925,201
	1,435,810	15,008,086	2,237,970	24,513,521
Shares redeemed	(1,738,899)	(18,123,557)	(1,339,933)	(14,526,967)
Net increase (decrease)	(303,089) ———————	$(3,115,471) ————————	898,037 ———————	$9,986,554 ————————

See accompanying notes to financial statements.

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2000 and 1999

		2000	1999
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income		$205,145	$247,821
Net realized gain on investments		3,548	5,108
Decrease in unrealized appreciation of investments		(39,066)	(159,764)
Net increase in net assets
resulting from operations		169,627	93,165

Distributions to shareholders from:
Net investment income
($0.21 and $0.22 per share, respectively)		(205,145)	(247,821)
Capital Gains
($0.004 and $0..01 per share, respectively)		(3,813)	(7,321)
Net investment income		$205,145	$247,821
Net realized gain on investments		3,548	5,108
Decrease in unrealized appreciation of investments		(39,066)	(159,764)
Net increase in net assets
resulting from operations		169,627	93,165

Distributions to shareholders from:
Net investment income
($0.21 and $0.22 per share, respectively)		(205,145)	(247,821)
Capital Gains
($0.004 and $0..01 per share, respectively)		(3,813)	(7,321)

Capital share transactions (a)
Increase in net assets resulting from		(934,315)	(256,438)
capital share transactions
Total decrease in net assets		(973,646)	(418,415)

NET ASSETS
Beginning of year		5,493,032	5,911,447
End of year		$4,519,386 ————————	$5,493,032 ————————

(a) Summary of capital share activity follows:

	For the year ended		For the year ended
	September 30, 2000		September 30, 1999
	Shares	Value	Shares	Value
Shares sold	349,473	$1,741,580	342,050	$1,749,232
Shares issued on
reinvestment of distributions	35,119	175,105	43,853	224,588
	384,592	1,916,685	385,903	1,973,820
Shares redeemed	(573,440)	(2,851,000)	(435,722)	(2,230,258)
Net decrease	(188,848) ———————	$(934,315) ————————	(49,819) ———————	$(256,438) ————————

See accompanying notes to financial statements.

FIRST HAWAII MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	Years Ended September 30,
	2000	1999	1998	1997	1996
Net asset value
Beginning of year	$10.68	$11.23	$11.10	$10.89	$10.84

Income from investment operations
Net investment income	0.52	0.55	0.55	0.54	0.55
Net gain (loss) on securities (both realized and unrealized)	(0.13)	(0.55)	0.13	0.21	0.05
Total from investment operations	0.39	-	0.68	0.75	0.60

Less distributions
Dividends from net investment income	(0.52)	(0.55)	(0.55)	(0.54)	(0.55)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.52)	(0.55)	(0.55)	(0.54)	(0.55)
End of year	$10.55 ———	$10.68 ———	$11.23 ———	$11.10 ———	$10.89 ———

Total return	3.79%	(0.07%)	6.28%	7.09%	5.62%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$111,864	$116,449	$112,346	$106,380	$54,165
Ratio of expenses to average net assets (a)	0.98%	0.94%	0.89%	0.98%	0.98%

Ratio of net investment income to average net assets	4.83%	4.88%	4.90%	4.99%	5.03%

Portfolio turnover	20.96%	10.83%	7.35%	3.21%	15.16%

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .91%, .87%, .85%, .94% and .95% for the years ended
September 30, 2000, 1999, 1998, 1997 and 1996, respectively.

See accompanying notes to financial statements.

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
	Years Ended September 30,
	2000	1999	1998	1997	1996
Net asset value
Beginning of year	$5.03	$5.18	$5.15	$5.12	$5.14

Income from investment operations
Net investment income	0.21	0.22	0.22	0.22	0.22
Net gain (loss) on securities (both realized and unrealized)	(0.02)	(0.14)	0.04	0.04	(0.02)
Total from investment operations	0.19	0.08	0.26	0.26	0.20

Less distributions
Dividends from net investment income	(0.21)	(0.22)	(0.22)	(0.22)	(0.22)
Distributions from capital gains	-	(0.01)	(0.01)	(0.01)	-
Total distributions	(0.21)	(0.23)	(0.23)	(0.23)	(0.22)
End of year	$5.01 ———	$5.03 ———	$5.18 ———	$5.15 ———	$5.12 ———

Total return	3.97%	1.51%	5.08%	5.17%	3.95%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$4,519	$5,493	$5,911	$6,402	$6,624
Ratio of expenses to average net assets
Before expense reimbursements	0.85%	0.98%	1.49%	1.43%	1.50%
After expense reimbursements	.85% (a)	.89% (a)	.85% (a)	.86% (a)	.84% (a)
Ratio of net investment income to average net assets
Before expense reimbursements	4.07%	4.07%	3.53%	3.67%	3.66%
After expense reimbursements	4.07%	4.18%	4.17%	4.24%	4.32%

Portfolio turnover	4.22%	3.32%	14.57%	17.36%	17.76%

(a) Ratios of expenses to average net assets after the reduction of custodian fees and .
other expenses under a custodian arrangement were .77%, .75%, .73%, .75%, and .75% for the years ended September 30, 2000, 1999, 1998, 1997, and 1996, respectively

See accompanying notes to financial statements.

FIRST HAWAII MUNICIPAL BOND FUND

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

(A) SECURITY VALUATION

Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

(B) FEDERAL INCOME TAXES

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2000, the First Hawaii Municipal Bond Fund had an unused capital loss carryforward of approximately $408,204 of which, $189,123 expires in 2004, $29,000 expires in 2005 and $190,181 expires in 2008.

 (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND
       DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, FPMC receives compensation at the annual rate of .50% and up to .05% of each Fund’s average daily net assets, respectively.

The Funds’ distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, received $166,908 and $2,220 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund’s shares and First Hawaii Intermediate Bond Fund’s shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent for the Funds. FPR also provides the First Hawaii Municipal Bond Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.

(3) DISTRIBUTION COSTS

The Funds’ Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds’ average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.

(4) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $22,790,471 and $24,319,917 respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for the First Hawaii Intermediate Municipal Fund aggregated $198,797 and $1,065,000, respectively.

(5) CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the year ended September 30, 2000, such reductions amounted to $86,228 and $3,813 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively. Credits used to offset expenses were as followed:
	Municipal	Intermediate
	Bond	Municipal
	Fund	Fund
Custody	$18,817	$833
Accounting	33,207	1,467
Pricing	33,227	1,470
Miscellaneous	977	43
	$86,228 —————	$3,813 ——————